Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2019
Nature of Business and Organization [Abstract]
Schedule of subsidiaries and VIE
Name	Background	Ownership

Subsidiaries
Puhui BVI	● A British Virgin Islands company ● Incorporated on December 6, 2017	100%

Puhui HK	● A Hong Kong company ● Incorporated on December 18, 2017	100% owned by Puhui BVI

Puhui WFOE	● A PRC limited liability company and a deemed wholly foreign owned enterprise (“WFOE”) ● Incorporated on January 30, 2018 ● Registered capital of $10 million, to be fully funded by January 2040	100% owned by Puhui HK

Name	Background	Ownership

VIE and subsidiaries of VIE

Puhui Beijing **	● A PRC limited liability company ● Incorporated on September 24, 2013 ● Registered capital of $8,501,241 (RMB 53, 000,000)	VIE of Puhui WFOE

Qingdao Puhui *	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on October 29, 2015 ● Registered capital of $781,115 (RMB 5,000,000)	100% owned by Puhui Beijing

Shanghai Pucai	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on July 8, 2014 ● Registered capital of $818,170 (RMB 5,000,000)	100% owned by Puhui Beijing

Beijing Pusheng

●     A PRC limited liability company

●     The Company’s wholly owned subsidiary

●     Incorporated on March 19, 2018

●     Registered capital of $1,579,255 (RMB 10,000,000) to be fully funded by January 1, 2040

●     No operations

100% owned by Puhui Beijing Disposed in January 2019***

Shanghai Ruyue	● A PRC limited liability company ● The Company’s wholly owned subsidiary ● Incorporated on April 27, 2017 ● Registered capital of $1,449,260 (RMB 10,000,000) to be fully funded by March 29, 2037	100% owned by Puhui Beijing

Beijing Haidai Puhui Information Consulting Co. Ltd. (“Beijing Haidai”)	● A PRC limited liability company ● Incorporated on May 30, 2018 ● Registered capital of $15,634,038 (RMB 100,000,000) to be fully funded by December 31, 2040	57% owned by Puhui Beijing

Beijing Ruyue Haipeng Management Consulting Co., Ltd. (“Beijing Haipeng”)	● A PRC limited liability company ● Incorporated on June 23, 2017 ● Registered capital of $243,697 (RMB 1,666,666) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Shanghai Hengshi Business Consulting Co., Ltd. (“Shanghai Hengshi”)

●     A PRC limited liability company

●     Incorporated on July 21, 2017

●     Registered capital of $49,244 (RMB 333,333) of which $19,698 (RMB 133,333) to be fully funded by May 21, 2030 and $29,546 (RMB 200,000) to be fully funded by April 21, 2037

60% owned by Shanghai Ruyue Disposed in June 2019***

Shanghai Shengshi Enterprise Management Consulting Co., Ltd. (“Shanghai Shengshi”)	● A PRC limited liability company ● Incorporated on August 15, 2017 ● Registered capital of $249,576 (RMB 1,666,666) to be fully funded by August 14, 2037	60% owned by Shanghai Ruyue

Name	Background	Ownership

Beijing Puhui Shanying Management Consulting Co., Ltd. (“Beijing Shanying”)	● A PRC limited liability company ● Incorporated on September 5, 2017 ● Registered capital of $76,311 (RMB 500,000) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Beijing Ruyue Jiahe Management Consulting Co., Ltd. (“Beijing Jiahe”)	● A PRC limited liability company ● Incorporated on July 14, 2017 ● Registered capital of $343,962 (RMB 2,333,333) to be fully funded by January 1, 2040	60% owned by Shanghai Ruyue

Beijing Zhangpuji Management Consulting Co., Ltd. (“Beijing Zhangpuji”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Registered capital of $30,564 (RMB 200,000) to be fully funded by January 1, 2040 ● No operations	50% owned by Shanghai Ruyue Disposed in May 2019***

Shanghai Junshen Enterprise Management Consulting Co., Ltd. (“Shanghai Junshen”)	● A PRC limited partnership ● Incorporated on July 17, 2019 ● Registered capital of $72,650 (RMB 500,000) to be fully funded by June 30, 2038	70% owned by Shanghai Ruyue

Beijing Fenghui Management Consulting Co., Ltd. (“Beijing Fenghui”)	● A PRC limited liability company ● Incorporated on October 23, 2017 ● Registered capital of $75,326 (RMB 500,000) to be fully funded by January 1, 2040	51% owned by Beijing Jiahe

Beijing Lingsheng Chuangyuan Management Consulting Co., Ltd. (“Beijing Lingsheng”)	● A PRC limited liability company ● Incorporated on January 22, 2018 ● Registered capital of $78,059 (RMB 500,000) to be fully funded by January 1, 2040	51% owned by Beijing Jiahe

Suzhou Shanghui Management Consulting Co., Ltd. (“Suzhou Shanghui”)	● A PRC limited liability company ● Incorporated on March 13, 2018 ● Registered capital of $79,076(RMB 500,000) to be fully funded by February 28, 2048	70% owned by Beijing Fenghui

Beijing Puhui Ruihe Management Consulting Co., Ltd. (“Puhui Ruihe”)	● A PRC limited partnership ● Incorporated on June 26, 2018 ● Registered capital of $75,996 (RMB 500,000) to be fully funded by January 1, 2040	70% owned by Beijing Lingsheng

Beijing Hongsheng Management Consulting Co., Ltd. (“Beijing Hongsheng”)	● A PRC limited partnership ● Incorporated on January 21, 2019 ● Registered capital of $73,775 (RMB 500,000) to be fully funded by December 31, 2040	70% owned by Beijing Lingsheng

*	Qingdao Puhui is a general partner in ten limited partnerships it set up with registered capital of RMB1.0 million. The purpose of these limited partnerships is to raise capital from investors and transform these limited partnerships into investment funds for fund management business. Upon establishment, Qingdao Puhui is deemed to be the primary beneficiary thus consolidates these limited partnerships as it acts as the only general partner and one Vice President of the Company acts as the only limited partner. Once investors have been admitted as the new partners with agreed capital injection, these limited partners will file their status with the PRC authority in accordance with the rules and regulations on investment funds in China, and therefore obtain the qualification to officially start business as an investment fund in China. Upon filing of the investment fund status, the Company reassesses its interests in these limited partnerships and determines if it would continue to consolidate or deconsolidate these limited partnerships in accordance with the requirements ASU 2015-02. As of June 30, 2019, two out of the ten limited partnerships have been filed as investment funds and are in operations, including Beijing Ruying Consulting Center (LP) and Xinyu Jiji. Both limited partnerships are not consolidated in the Company’s consolidated financial statements. The other eight limited partnerships has no activities as of June 30, 2019 other than initial set up fees incurred. See Note 2 for consolidation policies.

**	Puhui Beijing was a general partner in two limited partnerships, Beijing Jiongheng Management Consulting Center (Limited Partnership) (“Beijing Jiongheng”) and Beijing Jiongying Management Consulting Center (Limited Partnership) (“Beijing Jiongying”). By following similar evaluation as above, these two limited partnerships were considered as VIEs of Puhui Beijing. These two partnerships were dissolved in January 2019 and there was no activity as of the date of dissolution.

***	The Company disposed of Beijing Pusheng, Shanghai Hengshi, and Beijing Zhangpuji during January through June of 2019, resulting in a loss from disposal of subsidiaries of approximately $33,000. As the disposal of these entities do not represent a strategic change according to ASC 360, the Company did not report such disposals as discontinued operations.